Change in Fiscal Year End, Consolidated Statements of Cash Flows (FY) (Details) - USD ($)	3 Months Ended				6 Months Ended					12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Mar. 22, 2017	Dec. 31, 2016	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Operating Activities [Abstract]
Net loss	$ (240,636)	$ (232,380)	$ (108,355)	$ 14,108	$ (470,450)	$ (340,735)	$ 73,496	$ (60,833)	$ (83,482)	$ 12,664	$ 22,036
Changes in operating assets and liabilities [Abstract]
Prepaid expenses and other					(8,108)	(15,952)	(9,324)	3,166	8,472	5	(21,410)
Accounts payable and accrued liabilities					40,797	4,856	(42,456)	94,548	72,629	45,929	(9,248)
Net cash (used in) provided by operating activities					(437,600)	(351,831)	21,716	36,881	(2,381)	58,598	(8,622)
Investing Activities [Abstract]
Purchase of office equipment						(1,500)		0	0	0	0
Net cash used in investing activities					0	(1,500)	0	0	0	0	0
Financing Activities [Abstract]
Proceeds from issuance of stock					120,000	1,055,000	0	0	0	0	0
Distributions					0	(600,000)	(11,065)	(7,235)	0	(18,301)	(16,732)
Net cash provided by (used in) financing activities					470,000	455,000	(11,065)	(7,235)	0	(18,301)	(16,732)
Net change in cash and cash equivalents					32,400	101,669	10,651	29,646	(2,381)	40,297	(25,354)
Cash and cash equivalents, beginning of period			$ 63,011		164,680	63,011	52,360	22,714	48,068	22,714	48,068
Cash and cash equivalents, end of period	$ 197,080	$ 164,680		$ 63,011	$ 197,080	$ 164,680	$ 63,011	$ 52,360	$ 45,687	$ 63,011	$ 22,714